Note 12 - Convertible Debentures, Loan Payable and Promissory Note - Convertible Debentures (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Convertible debentures issued on April 3, 2019 [member]
Statement Line Items [Line Items]
Loan	$ 1,293,519
Equity Component	(242,004)
Accretion	128,240
Debt Component	1,179,755
Convertible debentures issued on May 3, 2019 [member]
Statement Line Items [Line Items]
Loan	979,256
Equity Component	(183,317)
Accretion	84,708
Debt Component	880,647
Convertible debentures issued on June 3, 2019 [member]
Statement Line Items [Line Items]
Loan	582,356
Equity Component	(109,017)
Accretion	42,855
Debt Component	516,194
Convertible debentures issued on August 2, 2019 [member]
Statement Line Items [Line Items]
Loan	374,753
Equity Component	(70,154)
Accretion	19,690
Debt Component	324,289
Convertible debentures issued on September 19, 2019 [member]
Statement Line Items [Line Items]
Loan	122,965
Equity Component	(23,019)
Accretion	5,336
Debt Component	105,282
Convertible debentures [member]
Statement Line Items [Line Items]
Loan	3,352,849
Equity Component	(627,511)
Accretion	280,829
Debt Component	3,089,033
Effect of foreign exchange rate changes	$ 82,866